Note 24 - Employee Benefits (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended						12 Months Ended
	Sep. 30, 2013	Apr. 30, 2013	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2013 Defined Contribution Plans [Member]	Oct. 31, 2012 Defined Contribution Plans [Member]	Oct. 31, 2011 Defined Contribution Plans [Member]	Oct. 31, 2012 MDS Pharma Services [Member]	Oct. 31, 2013 Pension Plan, Defined Benefit [Member]	Oct. 31, 2012 Pension Plan, Defined Benefit [Member]	Oct. 31, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		$ (7,000,000)	$ (7,003,000)		$ (7,000,000)
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	5,000,000
Defined Benefit Plan Expected Average Remaining Lifetime	10 years 255 days
EstimatedAnnualFundingRequirementsForNextFiveYears											16,000,000
EstimatedAnnualCurrentServiceCostContributionsExpectedForNextFiveYears											3,000,000
Defined Benefit Plan, Actuarial Gain (Loss)			(35,280,000)	(83,374,000)					(7,200,000)
UnrecognizedActuarialGainsAndPastServiceCostsNetOfTaxes										900,000	500,000
UnrecognizedActuarialGainsAndPastServiceCostsTaxes										200,000	100,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year												700,000
Deferred Compensation Arrangement with Individual, Employer Contribution						$ 1,100,000	$ 1,300,000	$ 1,200,000